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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment :        [ ]; Amendment Number:   ___

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Atticus Capital LP
Address:      767 Fifth Avenue, 12th Floor
              New York, New York 10153

Form 13F File Number:  028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Timothy R. Barakett
Title:        Chairman and Chief Executive Officer
Phone:        212-256-8000

Signature, Place, and Date of Signing:

Timothy R. Barakett         New York, New York       November 13, 2009
-------------------         ------------------       -----------------
[Signature]                  [City, State]              [Date]


                                                     /s/ Charles Fortin*
                                            ------------------------------------
                                              (Manual Signature of Person Duly
                                              Authorized to Submit This Report)

                                            New York, New York November 13, 2009
                                            ------------------------------------
                                                 (Place and Date of Signing)

* Pursuant to a Power of Attorney attached hereto.

Report Type (Check only one):

[X] FORM 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] FORM 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] FORM 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  1
                                        -------------
Form 13F Information Table Entry Total:            40
                                        -------------
Form 13F Information Table Value Total: $     887,120
                                        -------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers for all individual investment managers with respect to which report is filed, other than the manager filing this report.


   13F File No.: Name:
   ------------- ---------------------------
1. 28-12928      Atticus Management Limited
   ------------- ---------------------------

                               ATTICUS CAPITAL LP

         FORM 13F INFORMATION TABLE FOR PERIOD ENDED SEPTEMBER 30, 2009

------------------------------------------------------------------------------------------------------------------------------------
        Issuer                Class        CUSIP      Value      SH/PRN     SH/PRN  PUT/   Inv    Other    SOLE     SOLE     NONE
                                                     (x$1000)      AMT              CALL  Discr    Mgr
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN COMMERCIAL
  LINES                   COM PAR $0.01  025195405      $13,782    473,300  SH      NULL  SOLE      0      473,300    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC             COM            039380100      $16,571    748,800  SH      NULL  SOLE      0      748,800    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP      COM            060505104       $5,076    300,000  SH      NULL  SOLE      0      300,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY
  INC DEL                 CL A           084670108       $3,535         35  SH      NULL  SOLE      0           35    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BOEING CO                 COM            097023105      $14,745    272,300  SH      NULL  SOLE      0      272,300    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC             COM            172967101       $9,680  2,000,000  SH      NULL  SOLE      0    2,000,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CLIFFS NATURAL
  RESOURCES INC           COM            18683K101       $9,960    307,800  SH      NULL  SOLE      0      307,800    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE
  SANEAMENTO BASI         SPONSORED ADR  20441A102      $10,988    289,700  SH      NULL  SOLE      0      289,700    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS            COM            20825C104      $24,546    543,544  SH      NULL  SOLE      0      543,544    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS            COM            20825C104     $131,858  2,919,800  SH      CALL  SOLE      0    2,919,800    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
  COPPER & GO             COM            35671D857       $9,846    143,500  SH      NULL  SOLE      0      143,500    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GREEN MTN COFFEE
  ROASTERS INC            COM            393122106       $7,384    100,000  SH      NULL  SOLE      0      100,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERCONTINENTALEXCHANGE
  INC                     COM            45865V100      $32,529    334,700  SH      NULL  SOLE      0      334,700    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO       COM            46625H100       $4,382    100,000  SH      NULL  SOLE      0      100,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS INC           CL A           50075N104       $2,627    100,000  SH      NULL  SOLE      0      100,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS CORP      COM            517834107      $38,102  2,262,577  SH      NULL  SOLE      0    2,262,577    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP        COM            576206106      $18,354    658,100  SH      NULL  SOLE      0      658,100    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC            CL A           57636Q104      $17,163     84,900  SH      NULL  SOLE      0       84,900    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP            COM            580135101      $19,975    350,000  SH      NULL  SOLE      0      350,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MECHEL OAO                SPONSORED ADR  583840103      $30,432  1,692,556  SH      NULL  SOLE      0    1,692,556    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINL
  PARTNERS CORP           COM            63607P208      $15,552  1,783,517  SH      NULL  SOLE      0    1,783,517    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT             COM            629491101      $82,788  2,865,632  SH      NULL  SOLE      0    2,865,632    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT             COM            629491101      $14,445    500,000  SH      CALL  SOLE      0      500,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PARTNERRE LTD             COM            G6852T105       $9,040    117,500  SH      NULL  SOLE      0      117,500    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC               COM            713448108      $14,665    250,000  SH      NULL  SOLE      0      250,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                COM            717081103      $69,490  4,198,800  SH      CALL  SOLE      0    4,198,800    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX COS INC NEW       COM            71902E109       $7,937  2,442,172  SH      NULL  SOLE      0    2,442,172    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO       COM            742718109      $31,856    550,000  SH      NULL  SOLE      0      550,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCERE
  HOLDINGS LTD.           COM            G7496G103       $8,652    158,000  SH      NULL  SOLE      0      158,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN
  CRUISES LTD.            COM            V7780T103       $6,773    281,259  SH      NULL  SOLE      0      281,259    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP     CL A           80874P109       $4,217    266,400  SH      NULL  SOLE      0      266,400    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SOTHEBYS                  COM            835898107      $41,970  2,435,842  SH      NULL  SOLE      0    2,435,842    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TESORO CORP               COM            881609101      $16,506  1,101,900  SH      NULL  SOLE      0    1,101,900    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HLDGS
  INC                     COM            893521104      $20,132    401,266  SH      NULL  SOLE      0      401,266    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
U S G CORP                COM NEW        903293405       $4,371    254,421  SH      NULL  SOLE      0      254,421    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES OIL
  FUND LP                 UNITS          91232N108      $34,543    954,500  SH      NULL  SOLE      0      954,500    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP
  NEW                     COM            91913Y100      $51,002  2,630,300  SH      NULL  SOLE      0    2,630,300    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW    COM            91913Y100      $18,801    969,600  SH      CALL  SOLE      0      969,600    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC              COM            92343E102       $8,618    363,800  SH      NULL  SOLE      0      363,800    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW      COM            949746101       $4,227    150,000  SH      NULL  SOLE      0      150,000    0       0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------